Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31, 2014 are as follows:

($ in thousands)	December 31, 2014
Deferred tax assets
Policyholder reserves	$2,057,627
Deferred acquisition costs	24,850
Premiums receivable	8,197
Net operating loss carryforward	7,500
Other assets	38

Total deferred tax assets	$2,098,212

Deferred tax liabilities
Value of business acquired	$(81,032)
Amounts recoverable from reinsurers	(2,010,157)
Investments	(45,935)
Intangibles	(1,820)

Total deferred tax liabilities	$(2,138,944)

Net deferred tax liability	$(40,732)

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the Successor Period from April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Period from April 1, 2014 Through December 31, 2014
Expected federal income tax expense	$15,722
Dividends received deduction	(1,470)
Other	(18)

Total income tax expense	$14,234

Predecessor
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2013
Deferred assets
Reinsurance recoverables	$497
Other assets	4

Total deferred assets	501

Deferred liabilities
Unrealized net capital gains	(2,084)
Accrued expenses	(981)
Other liabilities	—

Total deferred liabilities	(3,065)

Net deferred liability	$(2,564)

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations is as follows:

	Period from January 1, 2014 through March 31, 2014	2013	2012
Statutory federal income tax rate	35.0%	35.0%	35.0%
Other	—	—	—

Effective income tax rate	35.0%	35.0%	35.0%

Components of Income Tax Expense

The components of income tax expense are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013	2012
Current	$914	$3,902	$4,145
Deferred	8	(77)	128

Total income tax expense	$922	$3,825	$4,273